TAXATION - Disclosure Of Reconciliation To UK Taxation Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 25% (2022:28%; 2021: 28%)	$ 16	$ 132		$ 266
Expenses not tax deductible	90	83		22
Share of associates and joint ventures' profit	(52)	(45)		(69)
Tax rate differentials and withholding taxes	63	31		54
Exchange variations and translation adjustments	(17)	0		6
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	25	3		6
Restructuring costs	79	4		0
Tax allowances	4	0		0
Impact of statutory tax rate change	0	0		2
Adjustment in respect of prior years	(7)	36		0
Income tax expense	$ 285	$ 221	[1],[2]	$ 311	[1],[2]
Applicable tax rate	25.00%	28.00%		28.00%
Obuasi
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Deferred tax assets derecognised (recognised) at Obuasi	$ 18	$ (58)		$ 0
Current year tax losses (expense) not recognised:	4	(6)		6
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	26	24		25
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	38	22		13
Siguiri
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	(6)	(27)		(37)
SA Corporate
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	3	20		18
Other
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Other	$ 1	$ 2		$ (1)

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.